Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease (increase) in accounts receivables	$ 95	$ (126)
(Increase) in prepaid expenses	(9)	(159)
Increase in trade payables and accrued liabilities	65	1,504
Total changes in working capital	$ 151	$ 1,219